Schedule of consolidated balance sheet (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Leases
Right-of-use assets – operating leases	$ 156,830	$ 164,861
Current	94,193	168,948
Non-current	63,206
Total operating lease liabilities	$ 157,399	$ 168,948